Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,027,000
Previously Paid Amount	0.00
Total Fee Amount	694.23
Total Offset Amount	0.00
Net Fee	694.23
Narrative - Max Aggregate Offering Price	$ 5,027,000
Final Prospectus	true